------------------------------------------------------------------------------
                                   Excelsior
                                 Income Shares,
                                      Inc.

                                Quarterly Report
                               September 30, 1998
--------------------------------------------------------------------------------

DEAR FELLOW SHAREHOLDERS:

                    Net income for the quarter was $570,002, or $.26 per share. A dividend of $.26 was declared on October 8, 1998, payable October 30, 1998, to shareholders of record October 23, 1998.

                    It seems appropriate to caution owners of Excelsior about the possibility of our dividend falling as bonds either mature or are paid down. Current interest rates make it impossible to replace the coupons that typify our portfolio without taking absurd risks. Be assured that we are not going to do any such thing.

                    The issue of risk continues to be dead center on the investment stage. A number of commentators have argued about whether to view the financial glass as half empty or half full. We think they are missing the point. Their concern should not be quantitative; rather they should ask if the system is indeed made of glass. Without judging, we do ask if the world financial system's integrity is questionable.

                    A recent popular activity followed by some hedge funds was borrowing Yen in Japan at very low rates and buying U.S. Treasuries on margin. The strategy was designed to take advantage of relatively high U.S. interest rates and the likelihood of making large profits as the dollar appreciated. That worked for a while. To the chagrin of some less nimble speculators, however, the dollar fell against the yen and leveraged positions had to be unwound at a loss. There is an added unknown downside: lenders had to make this losing speculation possible. The debt of those lenders may still be washing around the world banking system, secured only by the promise of a defaulted borrower.

                    We suggest that Barings' failure may not be a singular event.

                    We are also rather glad that our portfolio does not contain anything but top quality assets. While Excelsior may be dull, its integrity is assured.
                                          Sincerely yours,
                                          /s/ Townsend Brown II


                                          Townsend Brown II
October 8, 1998                           Chairman and President

Excelsior Income Shares, Inc.

SCHEDULE OF INVESTMENTS
September 30, 1998 (Note 1)


U.S. GOVERNMENT AND FEDERAL                     Moody's
AGENCIES OBLIGATIONS--44.92%                   Rating**      Face Amount        Cost*           Value
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Deb.,
         7.55%, 6/10/04                           (1)        $ 2,500,000     $ 2,423,945     $ 2,545,235
         7.50%, 7/25/20                           (1)          1,740,518       1,722,977       1,757,140
Federal National Mortgage Assn., Global Bond,
         8.50%, 2/1/05                                         1,600,000       1,600,000       1,673,406
Government National Mortgage Assn.,
         6%, 7/20/27                              (1)            862,227         866,404         870,278
         7%, 5/15/22                              (1)            232,568         232,277         239,763
         7%, 4/15/23                              (1)          3,044,730       3,046,633       3,138,928
         7%, 5/15/23                              (1)            683,886         681,855         705,044
         7%, 3/15/24                              (1)          1,436,421       1,421,159       1,480,861
         7.50%, 12/15/25                          (1)            843,149         841,832         873,186
         8%, 8/15/24                              (1)          1,151,857       1,145,557       1,199,731
         8%, 1/15/25                              (1)            994,865         961,910       1,036,214
         8.50%, 7/15/17                           (1)            800,231         820,612         845,994
         8.50%, 5/15/21                           (1)            358,402         367,532         378,899
         10%, 1/15/18                             (1)            704,802         764,822         769,336
U.S. Treasury Bond,
         7.25%, 5/15/16                           (1)          1,000,000         975,000       1,243,438
                                                             -----------     -----------     -----------
                                                              17,953,656      17,872,515      18,757,453
                                                             -----------     -----------     -----------
BONDS AND NOTES--30.05%
--------------------------------------------------------------------------------------------------------
DuPont (EI) de Nemours & Co., Notes,
         8.25%, 9/15/06                           Aa2          1,500,000       1,495,875       1,801,007
Ford Motor Credit
         6.125, 1/9/06                             A1          2,000,000       1,989,980       2,053,622
KFW International Finance Inc., Notes,
         7.20%, 3/15/14                           Aaa          2,000,000       1,978,500       2,305,278
Republic N.Y. Corp., Notes,
         7.75%, 5/15/09                            A1          1,800,000       1,806,138       2,076,993
Wachovia Corp. Sub. Notes,
         6.375%, 2/1/09                            A1          2,000,000       1,997,400       2,100,984
Wisconsin Elec. Power Co.,
         7.25%, 8/1/04                            Aa2          2,000,000       1,988,600       2,209,256
                                                             -----------     -----------     -----------
                                                              11,300,000      11,256,493      12,547,140
                                                             -----------     -----------     -----------
SHORT-TERM HOLDINGS--25.03%
--------------------------------------------------------------------------------------------------------
Dreyfus Government Cash Management Fund                        1,900,000       1,900,000       1,900,000
Federal National Mortgage Assn., Disc. Note
       10/6/98                                                 7,000,000       6,992,020       6,992,020
Fidelity U.S. Treasury Cash Management Fund                    1,556,758       1,556,758       1,556,758
                                                             -----------     -----------     -----------
                                                              10,456,758      10,448,778      10,448,778
                                                             -----------     -----------     -----------
TOTAL INVESTMENTS IN SECURITIES                              $39,710,414     $39,577,786     $41,753,371
                                                             -----------     -----------     -----------
                                                             -----------     -----------     -----------

------------------------------------------------------------
Percentages are based on total investments.

         The accompanying notes are an integral part of this schedule.

Excelsior Income Shares, Inc.

September 30, 1998 (Note 1)

The aggregate market value at September 30, 1998 for the long-term holdings in terms of Quality Ratings is as follows:

       Rating**          Value           Percent
    ---------------   -----------        -------
    Aaa (1)           $21,062,731          67.28
    A1                  6,231,599          19.91
    Aa2                 4,010,263          12.81
                      -----------        -------
    Total             $31,304,593         100.00
                      -----------        -------
                      -----------        -------

(1) These securities which are issued and/or guaranteed by the U.S. Government or Federal Agencies are not rated but are deemed to be Aaa quality for purposes of this report.

*Based on cost for Federal income tax purposes:

  Aggregate gross unrealized
    appreciation                      $ 2,175,585
  Aggregate gross unrealized
    depreciation                            --
                                      -----------
  Net unrealized appreciation         $ 2,175,585
                                      -----------
                                      -----------
Cost for Federal Income Tax
  Purposes                            $39,577,786
                                      -----------
                                      -----------
**Credit ratings are unaudited.

         The accompanying notes are an integral part of this schedule.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1998

ASSETS:
------------------------
Investments (Note 1)
  in securities
  at value (identified
  cost $39,577,786):
  U.S. Government and
    Federal Agencies
    obligations         $18,757,453
  Bonds and notes        12,547,140
  Short-term holdings    10,448,778
                        -----------
    Total Investments                 $41,753,371
Cash                                       24,812
Interest receivable                       341,713
Prepaid expenses                           18,583
                                      -----------
   Total Assets                        42,138,479
                                      -----------

LIABILITIES:
-----------------------
Accrued advisory fee (Note 3)              58,200
Accrued operating expenses                 56,422
                                      -----------
    Total Liabilities                     114,622
                                      -----------
Net Assets                            $42,023,857
                                      -----------
                                      -----------
NET ASSETS consist of:
  Undistributed net investment income $   565,275
  Accumulated net realized losses
    from investment transactions         (365,205)
  Unrealized appreciation on
    investments                         2,175,585
  Capital shares (Note 5)                  21,864
  Additional paid-in capital           39,626,338
                                      -----------
                                      $42,023,857
                                      -----------
                                      -----------
Net Asset Value per share
  ($42,023,857 / 2,186,391 shares)         $19.22
                                           ------
                                           ------

         The accompanying notes are an integral part of this statement.

Excelsior Income Shares, Inc.

STATEMENT OF OPERATIONS
for the nine months ended September 30, 1998
(Note 1)

INVESTMENT INCOME:
----------------------------
INCOME--Interest                             $2,053,855
EXPENSES:
  Investment advisory fee       $134,226
  Directors' fees and expenses    20,624
  Officer's salary                37,351
  Postage and printing            25,430
  Professional fees               13,421
  Insurance                       16,568
  Transfer agent and
    registrar fees                14,958
  The New York Stock
    Exchange, Inc.--annual fee    11,747
  Miscellaneous                   14,958
                                --------
  Total expenses                                289,283
                                             ----------
  Investment Income--Net                      1,764,572
                                             ----------

REALIZED GAIN AND UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS--NET:
----------------------------
Realized gain from security
  transactions (excluding
  short-term securities):
  Proceeds from sales
                                $3,690,589
  Cost of sales                  3,666,944
                                ----------
    Net realized gain                            23,645
Unrealized appreciation
  (depreciation) on
  investment securities:
  Beginning of period            1,336,581
  End of period                  2,175,585
                                ----------
  Change in unrealized
    appreciation--net                           839,004
                                             ----------
Net realized gain and change
  in unrealized appreciation
  (depreciation) on investments                 862,649
                                             ----------
Net Increase in Net Assets
  Resulting from Operations                  $2,627,221
                                             ----------
                                             ----------

STATEMENT OF CHANGES IN NET ASSETS

                           For the
                            nine         For the
                           months         year
                            ended         ended
                          Sept. 30,     Dec. 31,
                            1998          1997
                         -----------   -----------
INCREASE (DECREASE)
IN NET ASSETS:
-----------------------
Operations:
  Investment income--
    net (Note 1)         $ 1,764,572   $ 2,371,900
  Realized gain on
    investments--net
    (Note 2)                  23,645       (14,361)
  Change in unrealized
    appreciation
    (depreciation)--net      839,004       835,219
                         -----------   -----------
  Net increase
    in net assets
    resulting from
    operations             2,627,221     3,192,758
  Dividends to share-
    holders from:
    Investment income--
    net                   (1,093,195)   (2,559,157)
  Cost of shares
    purchased pursuant to
    Section 23 of the
    Investment Company
    Act of 1940 (Note 5)      --           (30,805)
                         -----------   -----------
  Total increase (decrease)
    in net assets          1,534,026       602,796

NET ASSETS:
-----------------------
  Beginning of period     40,489,831    39,887,035
                         -----------   -----------
  End of period
    (including
    undistributed
    (overdistributed)
    net investment
    income of $565,275
    and ($106,102) in
    1998 and 1997,
    respectively)        $42,023,857   $40,489,831
                         -----------   -----------
                         -----------   -----------

        The accompanying notes are an integral part of these statements.

Excelsior Income Shares, Inc.

FINANCIAL HIGHLIGHTS


                                     For the
                                      nine
                                     months                  For the year ended
                                      ended        ---------------------------------------
                                     9/30/98        1997       1996       1995      1994*
                                   -----------     ------     ------     ------     ------
Per Share Operating Performance:
Net asset value, beginning of
  period                           $18.52          $18.23     $18.94     $18.87     $18.97
                                   ------          ------     ------     ------     ------
  Net investment income               .81            1.08       1.11       1.14       1.06
  Net gain (loss) on securities
    (realized and unrealized)         .39             .38       (.64)      2.05      (2.00)
                                   ------          ------     ------     ------     ------
Total from investment
  operations                         1.20            1.46        .47       3.19       (.94)
                                   ------          ------     ------     ------     ------
Less Dividends and Distributions:
Dividends from net investment
  income                             (.50)          (1.17)     (1.18)     (1.12)     (1.03
Distribution from realized
  gains on investments               --              --         --         --         (.16)
                                   ------          ------     ------     ------     ------
Total dividends and
  distributions                      (.50)          (1.17)     (1.18)     (1.12)     (1.19)
                                   ------          ------     ------     ------     ------
  Treasury stock transaction         --               .00       --         --          .03
                                   ------          ------     ------     ------     ------
Net asset value, end of period     $19.22          $18.52     $18.23     $18.94     $16.87
                                   ------          ------     ------     ------     ------
                                   ------          ------     ------     ------     ------
Market value per share, end of
  period                           $17.00          $16.75     $15.75     $16.00     $14.63
                                   ------          ------     ------     ------     ------
                                   ------          ------     ------     ------     ------
Total Investment Return:
Based on market value per share     6.70%          14.51%      5.68%     17.04%     (8.64%)
Ratios To Average Net Assets:
Expenses                             .70%           1.08%      1.07%      1.08%      1.15%
Net investment income               4.29%           5.89%      6.02%      6.26%      5.92%
Supplemental Data:
Net assets at end of period
  (000 omitted)                   $42,024         $40,490    $39,887    $41,452    $36,928
Portfolio turnover rate            11.26%           2.91%      5.50%     25.07%     95.53%


*Based on average shares outstanding.

         The accompanying notes are an integral part of this schedule.

Excelsior Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS
September 30, 1998
-----------------------------------------------------------------------------

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Excelsior Income Shares, Inc. (the "Company") was incorporated on March 16, 1973 and commenced operations on May 15, 1973. The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The significant accounting policies of the Company, which are in conformity with generally accepted accounting principles, are as follows:

                    a) Investments--Security transactions are recorded as of the trade date. Investments owned at September 30, 1998, are reflected in the accompanying financial statements at value. Valuations of the Company's investments are supplied by a pricing service approved by the Board of Directors or by dealers who regularly trade in the security being valued. Short-term holdings are carried at cost plus accrued interest, which approximates value.

                    The difference between cost and value is reflected separately as unrealized appreciation (depreciation) of investments.

                    The cost basis of bonds is not adjusted for amortization of premiums or accretion of discounts, except for original issue discount which is accreted.

                    Realized gains and losses on security transactions are determined on the basis of identified cost.

                    b) Federal Income Taxes--No provision for Federal income taxes has been made in the accompanying financial statements since the Company intends to comply with the provisions of Subchapter M of the Internal Revenue Code and to distribute to its shareholders substantially all of its net investment income and net realized capital gains, if any. For Federal income tax purposes the Company has capital loss carryforwards of $87,887 and $277,318 expiring on December 31, 2002 and December 31, 2003 respectively, available to offset future capital gains, if any.

                    c) Investment Income Recognition--The Company records interest and expenses on the accrual basis.

                    d) Dividend Distributions--The Company records dividend distributions to shareholders as of the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and federal income tax purposes. The effect of these differences for the year ended December 31, 1997 is a decrease in undistributed net investment income of $14,015, a decrease in accumulated net realized loss of $15,038, and a decrease in additional paid-in capital of $1,023.

                    e) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Excelsior Income Shares, Inc.

September 30, 1998

-------------------------------------------------------------------------------
(2)  DISTRIBUTIONS:

Realized gains from security transactions to the extent they exceed accumulated net realized losses are distributed to shareholders in the succeeding year.

(3)  RELATED PARTY TRANSACTIONS:

Under an investment advisory agreement, United States Trust Company of New York (the "Advisor") furnishes investment advisory services to and performs certain administrative functions for the Company. Quarterly fees for such services are based on the net assets of the Company, as of the close of the last business day of each quarter, at the annual rate of 0.5% of the first $100,000,000 of such net assets, and at reduced rates thereafter.

                    The investment advisory agreement also provides that the Advisor will reimburse the Company for all expenses (excluding interest, taxes, brokerage commissions and certain other expenses, if any) borne by the Company in any calendar year in excess of 1.5% of the first $30,000,000 of annual average net assets, and 1% of annual average net assets in excess of $30,000,000.

                    Each director who is not an employee of United States Trust Company of New York, receives from the Company an annual fee of $5,000, an attendance fee of $300, and $100 for each audit committee meeting attended.

                    Two officers of the Company are officers of United States Trust Company of New York.

(4)  PURCHASES AND PROCEEDS FROM SALES OF SECURITIES:

For the period ended September 30, 1998, purchases and proceeds from sales of securities other than short-term United States Government and Federal Agencies obligations aggregated $-0- and $-0-, respectively. Purchases and proceeds from sales of United States Government and Federal Agencies obligations aggregated $-0- and $3,690,589, respectively.

(5)  CAPITAL STOCK:

At September 30, 1998, 2,186,391 shares of $.01 par value common stock (15,000,000 shares authorized) were outstanding.

                    Pursuant to Section 23 of the Investment Company Act of 1940, the Company may in the future purchase shares of Excelsior Income Shares, Inc. Common Stock on the open market from time to time, at such times, and in such amounts as may be deemed advantageous to the Company. Nothing herein shall be considered a commitment to purchase such shares. For the years ended December 31, 1997 and December 31, 1994, the Company purchased 2,000 and 32,500 shares in the open market at a cost of $30,805 and $475,737, respectively.

EXCELSIOR INCOME SHARES, INC.
114 W. 47th Street, 8th Floor
New York, NY 10036-1532
(212) 852-3732

DIRECTORS
Townsend Brown II
Edwin A. Heard
James J. O'Leary
John H. Reilly
Perry W. Skjelbred
Philip J. Tilearcio
Kenneth G. Walsh

OFFICERS
Townsend Brown II, Chairman,
President, Chief Executive Officer
Robert D. Cummings
Secretary and Treasurer
Robert R. Johnson
Assistant Treasurer
  and Assistant Secretary

INVESTMENT ADVISOR
United States Trust Company
  of New York
114 West 47th Street
New York, NY 10036-1532

TRANSFER AGENT REGISTRAR & CUSTODIAN
The Chase Manhattan Bank, N.A.
Customer Services
4 New York Plaza, 6th Floor
New York, NY 10043
(800) 257-2356

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
1301 Avenue of the Americas
New York, NY 10019

Listed on N.Y. Stock Exchange--Symbol EIS

A "Closed-End Bond Funds" table, which includes current data on Excelsior, is published weekly by The Wall Street Journal and The New York Times.